Accounts Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

10.    ACCOUNTS PAYABLE

A concentration analysis of the suppliers based on the purchases made during the period is as follows:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
Supplier A	38%	90%
Supplier B	62%	3%
Supplier C	0%	7%
	100%	100%

10.    ACCOUNTS PAYABLE

	June 30, 2023	June 30, 2022
	US$	US$
Accounts payable	—	108,561

For the larger suppliers, the Group makes payment in advance for the inventories. For the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.

A concentration analysis of the suppliers based on the purchases made during the year is as follows:

	Year Ended June 30, 2023	Year Ended June 30, 2022
Supplier A	52%	39%
Supplier B	40%	32%
Supplier C	6%	20%
Supplier D	2%	9%
	100%	100%

10.    ACCOUNTS PAYABLE

	June 30, 2022	June 30, 2021
	US$	US$
Accounts payable	108,561	112,621

For the larger suppliers, the Group makes payment in advance for the inventories. For the smaller suppliers, the Group obtains credit terms ranging from 30 to 90 days.

A concentration analysis of the suppliers based on the purchases made during the year is as follows:

	June 30, 2022	June 30, 2021
Supplier A	39%	54%
Supplier B	32%	39%
Supplier C	20%	7%
Supplier D	9%	0%
	100%	100%